Operating Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Leases (Textual)
Lease expenses	$ 153	$ 142	$ 146